Robert B. Little    rlittle@velaw.com

Tel 214.220.7931    Fax 214.999.7931

October 5, 2009

BY EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re:	Registration Statement on Form S-4
• Energy Future Holdings Corp.
• Energy Future Intermediate Holding Company LLC
• EFIH Finance Inc.
• Energy Future Competitive Holdings Company

Ladies and Gentlemen:

On behalf of Energy Future Holdings Corp., a Texas corporation, Energy Future Intermediate Holding Company LLC, a Delaware limited liability company, EFIH Finance Inc., a Delaware corporation, and Energy Future Competitive Holdings Company, a Texas corporation (collectively, the “Registrants”), we have submitted to you six (6) courtesy copies of the Registrants’ Registration Statement on Form S-4 (the “Registration Statement”) filed under the Securities Act of 1933 (the “Securities Act”) on October 5, 2009, via mail.

Pursuant to Rule 461(a) under the Securities Act, the Registrants and the dealer managers intend to request acceleration of the effective date of the Registration Statement orally. The Registrants and the dealer managers have indicated that they are aware of their obligations under the Securities Act.

Energy Future Holdings Corp. previously submitted a filing fee of $223,200 by wire transfer to the Securities and Exchange Commission’s account at U.S. Bank of St. Louis, Missouri. Please direct any questions or comments regarding the Registration Statement to Robert B. Little at 214.220.7931.

Sincerely,

/s/ Robert B. Little
Robert B. Little